Unaudited Interim Condensed Financial Information of the Parent Company	6 Months Ended
Jun. 30, 2025
Unaudited Interim Condensed Financial Information of the Parent Company [Abstract]
UNAUDITED INTERIM CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

14. UNAUDITED INTERIM CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of unaudited interim condensed consolidated subsidiary in accordance with Rule 4-08 (e)(3) of Regulation S-X, “General Notes to Financial Statements” and concluded that it was applicable to the Company; and, therefore, the unaudited interim condensed consolidated financial statements for the parent company are included herein.

The Company did not pay any dividend to the shareholders for the periods presented. For presenting parent only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “Income from subsidiary”. Certain information and footnote disclosures are generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

UNAUDITED INTERIM CONDENSED BALANCE SHEETS

	December 31, 2024	June 30, 2025
		(Unaudited)
Assets
Current assets
Cash and cash equivalents	$6,052,260	$1,676,660
Advance to related party	50,000	49,964
Short-term investments	—	1,400,000
Prepayments and other current assets	5,000	911,820
Total Current Assets	$6,107,260	$4,038,444
Non-current assets
Investment in subsidiary	145,380	164,685
Other non-current assets	—	600,000
Total Non-current Assets	145,380	764,685
Total Assets	$6,252,640	$4,803,129
Liabilities and Equity
Current Liabilities
Due to subsidiary	67,937	71,035
Total Current Liabilities	$67,937	$71,035
Total Liabilities	$67,937	$71,035
COMMITMENTS AND CONTINGENCIES
Shareholders’ Equity
*Class A ordinary shares, $0.0001 par value, 400,000,000 shares authorized, 6,582,000 and 9,382,000 shares issued and outstanding as of December 31, 2024 and June 30, 2025, respectively	658	938
*Class B ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 7,668,000 shares issued and outstanding as of December 31, 2024 and 2025	767	767
Additional paid-in capital	6,664,624	7,250,577
Statutory reserves	89,685	89,685
Accumulated deficit	(522,851)	(2,560,347)
Accumulated other comprehensive loss	(48,180)	(49,526)
Total Shareholders’ Equity	$6,184,703	$4,732,094
Total Liabilities and Shareholders’ Equity	$6,252,640	$4,803,129

*	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023.

UNAUDITED INTERIM CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	Six Months Ended June 30, 2024	Six Months Ended June 30, 2025
	(Unaudited)	(Unaudited)
General and administrative expenses	$(300)	$(1,825,351)
Loss from operations	(300)	(1,825,351)
Other loss	(2,100)	27,204
Loss from subsidiaries	$(282,732)	$(239,349)
Net loss	$(285,132)	$(2,037,496)
Foreign currency translation adjustments	(5,039)	(1,346)
Comprehensive Loss	$(290,171)	$(2,038,842)

UNAUDITED INTERIM CONDENSED STATEMENTS OF CASH FLOWS

	Six Months Ended June 30, 2024	Six Months Ended June 30, 2025
	(Unaudited)	(Unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$(285,132)	$(2,037,496)
Adjustments to reconcile net loss to cash provided by operating activities
Share-based payment	—	586,233
Due to subsidiary	—	3,134
Equity loss of subsidiary	282,732	239,349
Changes in operating assets and liabilities:
Prepayments and other current assets	300	(906,820)
Other non-current assets	—	(600,000)
Net cash used in operating activities	$(2,100)	$(2,715,600)
CASH FLOWS FROM OPERATING ACTIVITIES
Purchase of long-term investments in subsidiary	—	(260,000)
Purchase of Short-term investments	—	(1,400,000)
Net cash used in investing activities	$—	$(1,660,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution	72	—
Net cash provided by financing activities	$72	$—
CHANGES IN CASH AND CASH EQUIVALENTS
Net increase in cash and cash equivalents	$(2,028)	$(4,375,600)
Cash and cash equivalents at beginning of the period	2,324	6,052,260
Cash and cash equivalents at end of the period	$296	$1,676,660